Domestic Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Communication Services (5.7%)
Alphabet, Inc. - Class A	145,996	41,983
Charter Communications, Inc. - Class A *	23,066	4,979
Comcast Corp. - Class A	148,716	4,270
T-Mobile US, Inc.	72,217	15,168

Total		66,400

Consumer Discretionary (7.6%)
Amazon.com, Inc. *	121,087	25,219
General Motors Co.	366,483	27,303
Hilton Worldwide Holdings, Inc.	49,002	14,901
PulteGroup, Inc.	177,945	20,928

Total		88,351

Consumer Staples (9.5%)
BJ’s Wholesale Club
Holdings, Inc. *	68,121	6,704
The Coca-Cola Co.	372,493	28,328
The Kroger Co.	163,002	11,795
Philip Morris International, Inc.	168,301	27,827
The Procter & Gamble Co.	121,415	17,537
Walmart, Inc.	150,981	18,764

Total		110,955

Energy (7.7%)
ConocoPhillips	110,434	14,577
Exxon Mobil Corp.	240,065	40,729
Shell PLC	356,332	16,658
Valero Energy Corp.	69,090	17,071

Total		89,035

Financials (19.7%)
The Allstate Corp.	77,080	15,982
American International Group, Inc.	153,659	11,563
Apollo Global Management, Inc.	94,928	10,577
Bank of America Corp.	509,119	24,820
BlackRock, Inc.	11,311	10,878
Capital One Financial Corp.	117,865	21,502
The Charles Schwab Corp.	206,610	19,417
Citigroup, Inc.	410,276	46,529
CME Group, Inc.	55,835	16,491
The Goldman Sachs Group, Inc.	19,004	16,077
JPMorgan Chase & Co.	43,148	12,692
The PNC Financial Services Group, Inc.	80,353	16,721

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Financials continued
State Street Corp.	49,996	6,327

Total		229,576

Health Care (13.4%)
AbbVie, Inc.	47,970	10,433
AstraZeneca PLC	89,395	17,631
Becton Dickinson and Co.	75,682	11,899
Boston Scientific Corp. *	148,986	9,349
McKesson Corp.	30,600	26,480
Novo Nordisk A/S, ADR	198,851	7,308
Regeneron Pharmaceuticals, Inc.	28,455	21,985
Sanofi SA	145,556	14,040
Thermo Fisher Scientific, Inc.	42,671	20,974
UnitedHealth Group, Inc.	47,886	12,957
Waters Corp. *	10,487	3,123

Total		156,179

Industrials (12.4%)
FedEx Corp.	62,485	22,256
Honeywell International, Inc.	107,730	24,350
Ingersoll-Rand, Inc.	138,526	11,099
Johnson Controls International PLC	63,650	8,335
Northrop Grumman Corp.	26,992	18,415
Otis Worldwide Corp.	156,543	12,066
RTX Corp.	97,715	18,849
Southwest Airlines Co.	474,020	17,809
United Rentals, Inc.	14,327	10,438

Total		143,617

Information Technology (9.4%)
Accenture PLC - Class A	76,221	15,114
Cisco Systems, Inc.	456,532	35,422
Marvell Technology, Inc.	132,676	13,142
Microsoft Corp.	64,824	23,996
QUALCOMM, Inc.	51,623	6,648
Seagate Technology Holdings PLC	37,749	14,788

Total		109,110

Materials (6.1%)
Ball Corp.	83,567	4,940
Corteva, Inc.	243,115	20,351
CRH PLC	152,227	16,002
Eastman Chemical Co.	59,127	4,513
Freeport-McMoRan, Inc.	321,978	18,926

Common Stocks (97.6%)	Shares/ Par +	Value $ (000’s)
Materials continued
PPG Industries, Inc.	56,804	6,071

Total		70,803

Real Estate (1.8%)
American Tower Corp.	20,813	3,592
Prologis, Inc.	92,265	12,196
Vornado Realty Trust	205,825	5,349

Total		21,137

Utilities (4.3%)
NextEra Energy, Inc.	309,478	28,744
NRG Energy, Inc.	66,388	9,702
PPL Corp.	306,695	11,716

Total		50,162

Total Common Stocks (Cost: $1,003,757)		1,135,325

Short-Term Investments (0.0%)
Governments (0.0%)
US Treasury Bill 0.000%, 7/16/26 b	350,000	346

Total		346

Total Short-Term Investments (Cost: $347)		346

Total Investments (97.6%) (Cost: $1,004,104)@		1,135,671

Other Assets, Less Liabilities (2.4%)		27,394

Net Assets (100.0%)		1,163,065

Domestic Equity Portfolio

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Bank of America NA	DKK	30,631	4,757	6/17/26	$—	$(40)	$(40)
Sell	Citibank NA	DKK	19,172	2,977	6/17/26	—	(25)	(25)
Buy	HSBC Bank PLC	EUR	557	646	6/17/26	4	—	4
Sell	Goldman Sachs International	EUR	9,299	10,785	6/17/26	—	(97)	(97)
Sell	JP Morgan Chase Bank NA	EUR	289	335	6/17/26	—	(1)	(1)
Sell	Goldman Sachs International	GBP	20,577	27,229	6/17/26	9	—	9
Sell	Morgan Stanley And Co. International Plc	GBP	2,278	3,014	6/17/26	21	—	21

						$34	$(163)	$(129)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$34	—	$34	$(163)	—	—	$(163)

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
b	Part or all of the security has been pledged as collateral.
@

At March 31, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,004,104 and the net unrealized appreciation of investments based on that cost was $131,438 which is comprised of $182,136 aggregate gross unrealized appreciation and $50,698 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Domestic Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2026.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Energy	$72,377	$16,658	$—
Health Care	142,139	14,040	—
All Others	890,111	—	—
Short-Term Investments	—	346	—
Other Financial Instruments^
Forward Foreign Currency Contracts	—	34	—

Total Assets:	$1,104,627	$31,078	$—

Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts	—	(163)	—

Total Liabilities:	$—	$(163)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
BRL-CDI	Brazil Interbank Deposit Rate
CAONREPO	Canadian Overnight Repo Rate Average
JIBAR	Johannesburg Interbank Agreed Rate
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
KZT	Kazakhstani Tenge
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
PYG	Paraguayan Guarani
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

1